UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, Virginia 23510-1666
(Address of principal executive offices) (Zip code)

Carol J. Highsmith

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2021 – June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President
Date	August 23, 2022

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

WSTCM Credit Select Risk-Managed Fund

PROXY VOTING RECORD - July 1, 2021 - June 30, 2022

Vote Summary
TRANSAMERICA IDEX MUTUAL FUNDS
Security		893962159		Meeting Type		Special
Ticker Symbol		TDHIX		Meeting Date		02-Dec-2021
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Sandra N. Bane	For	For	For	None	None
	2	Leo J. Hill	For	For	For	None	None
	3	Kathleen T. Ives	For	For	For	None	None
	4	David W. Jennings	For	For	For	None	None
	5	Lauriann C. Kloppenburg	For	For	For	None	None
	6	Fredric A. Nelson III	For	For	For	None	None
	7	John E. Pelletier	For	For	For	None	None
	8	Patricia L. Sawyer	For	For	For	None	None
	9	Marijn P. Smit	For	For	For	None	None
	10	John W. Waechter	For	For	For	None	None
	11	Alan F. Warrick	For	For	For	None	None

Account Number		Custodian	Ballot Shares	Unavailable Shares		Vote Date	Date Confirmed
19-9674		304,694		0		17-Sep-2021	17-Sep-2021